Document And Entity Information	May 11, 2021
Document Information [Line Items]
Entity, Registrant Name	AQUA METALS, INC.
Document, Type	8-K/A
Document, Period End Date	May 11, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37515
Entity, Tax Identification Number	47-1169572
Entity, Address, Address Line One	2500 Peru Dr.
Entity, Address, City or Town	McCarran
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89437
City Area Code	775
Local Phone Number	525-1936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	AQMS
Security Exchange Name	NASDAQ
Amendment Description	Form 8-K/A date of report 05-11-21
Amendment Flag	true
Entity, Central Index Key	0001621832